Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 372,032	$ 304,367
Restricted cash	4,662	5,072
Margin deposits	4,270	4,270
Trade accounts receivable, net (Note 1(f))	46,698	78,198
Capitalized voyage expenses	1,448	1,904
Due from related parties (Note 2)	$ 5,287	$ 8,889
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Advances and other	$ 26,275	$ 15,560
Vessels held for sale (Note 1(j))	20,985	61,626
Inventories	22,513	26,217
Prepaid insurance and other	3,913	6,818
Current portion of financial instruments—Fair value	1,253	193
Total current assets	509,336	513,114
RIGHT OF USE ASSETS UNDER OPERATING LEASES (Note 3)	36,969	58,706
RIGHT OF USE ASSETS UNDER FINANCE LEASES (Note 3)	0	41,851
LONG-TERM RECEIVABLE (Note 3)	23,812	23,307
INVESTMENTS IN DEBT SECURITIES	5,064	0
FIXED ASSETS (Note 4)
Advances for vessels under construction	150,575	46,650
Vessels	3,616,223	3,552,607
Accumulated depreciation	(1,016,202)	(972,032)
Vessels’ Net Book Value	2,600,021	2,580,575
Total fixed assets	2,750,596	2,627,225
DEFERRED CHARGES AND LEASEHOLD IMPROVEMENTS, net (Note 5)	38,313	44,372
Total assets	3,364,090	3,308,575
CURRENT LIABILITIES:
Current portion of long-term debt and other financial liabilities (Note 6)	191,974	201,046
Payables	40,207	48,156
Due to related parties (Note 2)	$ 3,558	$ 7,439
Accounts Payable, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 33,391	$ 36,196
Unearned revenue (Note 1n)	31,902	26,049
Current portion of obligations under operating leases (Note 3)	21,031	21,737
Current portion of financial liability under operating leases (Note 3)	1,067	1,031
Current portion of financial liability under finance leases (Note 3)	0	28,033
Current portion of financial instruments—Fair value	72	0
Total current liabilities	323,202	369,687
LONG-TERM DEBT AND OTHER FINANCIAL LIABILITIES, net of current portion (Note 6)	1,370,683	1,376,831
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 3)	15,937	36,969
FINANCIAL LIABILITY UNDER OPERATING LEASES, net of current portion (Note 3)	1,097	2,164
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion (Note 14)	524	5
Preferred Shares, $ 1.00 par value; 25,000,000 shares authorized, 4,745,947 Series E Preferred Shares and 6,747,147 Series F Preferred Shares issued and outstanding at December 31, 2023 and 3,517,061 Series D Preferred Shares, 4,745,947 Series E Preferred Shares, 6,747,147 Series F Preferred Shares issued and outstanding at December 31, 2022.	11,493	15,010
Common shares, $ 5.00 par value; 60,000,000 shares authorized at December 31, 2023 and December 31, 2022; 30,183,776 shares issued and 29,505,603 shares outstanding at December 31, 2023 and December 31, 2022.	150,919	150,919
Additional paid-in capital	912,214	993,368
Cost of treasury stock	(6,791)	(6,791)
Accumulated other comprehensive income	2,485	7,665
Retained earnings	548,237	311,726
Total Tsakos Energy Navigation Limited stockholders’ equity	1,618,557	1,471,897
Non-controlling interest	34,090	51,022
Total stockholders’ equity	1,652,647	1,522,919
Total liabilities and stockholders’ equity	$ 3,364,090	$ 3,308,575